Intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
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Summary by Class of Assets
12.1.	By class of assets

		Software
	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2017	2,678	68	306	220	3,272

Addition	935	16	61	—	1,012
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(81)	—	(2)	—	(83)
Transfers	(1,656)	2	—	—	(1,654)
Amortization	(20)	(29)	(101)	—	(150)
Impairment recognition	(33)	—	—	—	(33)
Cumulative translation adjustment	(22)	—	(4)	(2)	(28)

Balance at December 31, 2017	1,801	57	264	218	2,340

Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	—	(1,605)

Balance at December 31, 2017	1,801	57	264	218	2,340

Addition	2	14	24	—	40
Capitalized borrowing costs	—	—	2	—	2
Write-offs	(12)	—	—	—	(12)
Transfers	(1)	6	(3)	14	16
Amortization	(7)	(13)	(40)	—	(60)
Cumulative translation adjustment	(249)	(9)	(36)	(28)	(322)

Balance at June 30, 2018	1,534	55	211	204	2,004

Cost	1,750	472	1,076	204	3,502
Accumulated amortization	(216)	(417)	(865)	—	(1,498)

Balance at June 30, 2018	1,534	55	211	204	2,004

Estimated useful life in years	( *)	5	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.